UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21825

AARP FUNDS

(Exact name of registrant as specified in charter)

650 F Street, N.W.

Washington, DC 20004

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service:	Copy to:

Larry C. Renfro AARP Funds 650 F Street, N.W. Washington, DC 20004	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: (202) 434-3546

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

Item 1.	Report to Shareholders.

AARP FUNDS

…

Letter to Shareholders

…

Market Commentary

…

Semi-Annual Report

December 31, 2006 (unaudited)

…

AARP Aggressive Fund

AARP Moderate Fund

AARP Conservative Fund

AARP Income Fund

AARP Money Market Fund

A Letter to Shareholders

A LETTER TO SHAREHOLDERS

Larry C. Renfro

President

AARP Funds

Dear Fellow Shareholder,

The past year has been one of steady progress for AARP Financial and for our fund family, AARP Funds.

Most importantly, we’ve complemented our core offerings – AARP Aggressive, Moderate and Conservative Funds – with the AARP Money Market Fund and AARP Income Fund. Together, our family of five funds is designed to help meet the needs of investors at any life stage, whether they are seeking principal conservation, income generation or asset accumulation.

While past performance doesn’t guarantee future results, we are proud of our low-cost family of funds and of the strong performance they achieved during the past year. For more detail on the performance of AARP Funds, please see the Market Commentary and Fund Overview sections.

Our ability to deliver value for you, our shareholder, comes down to a simple but powerful principal: we put investors first. Every AARP Fund is designed, priced and managed with our shareholders’ interests top of mind. This relentless focus on your interests and concerns is the best way for us to help every American realize the dream of a more financially secure retirement.

Performance is important, but so is the guidance that allows you to put that performance to work. Our Investment Counselors are experienced and capable industry professionals. From helping you determine your progress toward your retirement goals to setting up an investment account on behalf of your children or grandchildren, they’re eager to help. And because they are salaried and not on commission, their focus is on you – not on the clock and not on their financial performance.

Not part of the Semi-Annual Report to Shareholders

A Letter to Shareholders

We know the world of investing seems to grow increasingly confusing and complex. It doesn’t have to be that way. Established by AARP and AARP Services, Inc., AARP Financial is a logical and important extension of the AARP mission to enhance the quality of life – from health care to wealth care – for all of us as we age. We believe that with their low cost, proven investment methodology and one-stop portfolio planning, our funds offer Americans a better, smarter and more efficient way to invest – and the peace of mind that comes with investing with someone who puts your interests first, today and everyday.

We trust you are pleased with your decision to invest with us, and we hope you will never hesitate to call. Our Investment Counselors are here to answer questions about your investment needs. You can reach them Monday through Friday at (800) 958-6457 from 8:00 a.m. to 6:00 p.m. Eastern Time.

Sincerely,

Larry C. Renfro President

An investment in the AARP Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This Shareholder Report must be preceded or accompanied by the applicable AARP Fund’s prospectus for individuals who are not current AARP Funds shareholders. An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get an additional prospectus containing this and other information, please call (800) 958-6457. Read the prospectus carefully before you invest.

While AARP has licensed the use of its name to AARP Funds and endorses the services provided by AARP Financial Incorporated, AARP does not offer financial products or services itself, and it cannot recommend that you or any specific individual should purchase any particular product or service. AARP Financial is a registered investment adviser and a subsidiary of AARP.

Investment counselors are NASD registered representatives through ALPS Distributors, Inc., a registered broker/dealer, and employed by AARP Financial.

AARP Funds are advised by AARP Financial and distributed by ALPS Distributors, Inc.

Not part of the Semi-Annual Report to Shareholders

Market Commentary

Market Commentary December 31, 2006

Financial markets climbed higher in the fourth quarter of 2006, as energy prices fell and interest rates remained unchanged. Overall, the U.S. economy continued to expand at a slower pace in the third and fourth quarters, supporting the “soft landing” scenario of slower economic growth without recession.

With improved economic conditions, stocks and bonds generated solid returns during the fourth quarter. The Dow Jones Industrial Average reached record highs during the period, crossing the 12,500 mark and delivering a 6.71% return for the quarter. The MSCI US Market Investable 2500 Index®, considered a broader measure of the U.S. equity market, returned 7.07% for the quarter.1 Foreign equities, supported by strengthening economic growth and a weakening dollar, rose 10.35% for the quarter as measured by the MSCI EAFE Index.®1 Bonds, as measured by the Lehman Brothers Aggregate Bond Index®, returned 1.24% for the quarter.2

Strong fourth quarter returns combined with a solid third quarter resulted in double digit equity returns for 2006, both here and abroad. Bonds returned more than 4% for the year, despite the continuing inverted yield curve, meaning yields on short-term securities exceed those on longer-term issues.

AARP Funds

Given the strong performance of both stocks and bonds during the quarter, the AARP Aggressive, Moderate and Conservative Funds enjoyed strong returns for the fourth quarter and for the year. Two new funds were added to the AARP line-up since our last report: the AARP Money Market Fund and the AARP Income Fund. Both funds have generated positive performance since their launch.

It is not possible to invest directly in any Index.

[1]	Source: MSCI Barra

[2]	Source: Lehman Brothers, Inc.

Not part of the Semi-Annual Report to Shareholders

Market Commentary

Fund name (inception date) As of December 31, 2006	3-month return	6-month return	12-month return	Since inception
AARP Aggressive Fund (1/1/2006)	5.91%	10.49%	13.33%	13.33%
AARP Moderate Fund (1/1/2006)	4.39%	8.55%	10.09%	10.09%
AARP Conservative Fund (1/1/2006)	2.67%	6.70%	6.95%	6.95%
AARP Income Fund (9/29/2006)	0.93%	n/a	n/a	0.93%
AARP Money Market Fund (7/1/2006)	1.26%	2.52%	n/a	2.52%

Source: AARP Financial

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The advisor is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower.

An investment in the AARP Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As referenced earlier, stocks and bonds did well last quarter and for the most part, throughout the year. But it’s important to remember that markets, economic forecasts and performance returns change constantly. That’s why we encourage investors to stay broadly diversified, invest according to their own risk tolerance and remain focused on the long term. Regardless of what the market is doing in the short term, the AARP Funds were designed to better serve our shareholders over the long term – throughout every life stage.

THIS COMMENTARY IS NOT PART OF THE SEMI-ANNUAL REPORT TO SHAREHOLDERS

The views, forecasts and supporting information contained in this Market Commentary are as of December 31, 2006.

Not part of the Semi-Annual Report to Shareholders

AARP FUNDS

…

Semi-Annual Report

December 31, 2006 (unaudited)

…

KEEPING YOU INFORMED

This shareholder report for the AARP Funds represents our commitment to providing communications that are clear, concise and informative. One of our highest priorities at AARP Funds is to help you make sense of investment information that is often complex. We hope you find it helpful in evaluating your investment with us.

EXPERTISE AND GUIDANCE

WHEN YOU NEED IT

AARP Financial’s investment counselors are ready to help you determine if you are on track financially for retirement and to answer specific questions about AARP Funds. They work on salary, not commission, and are there to help you focus on your goals, take decisive action and feel comfortable with your decisions. Investment counselors are NASD registered representatives through ALPS Distributors, Inc., and are employed by AARP Financial.

AARP FUNDS SEMI-ANNUAL REPORT	1

While AARP has licensed the use of its name to AARP Funds and endorses the services provided by AARP Financial Incorporated, AARP cannot recommend that you or any specific individual should purchase shares of a particular fund. AARP is not a registered investment adviser or broker/dealer.

This Shareholder Report must be preceded or accompanied by the applicable AARP Fund’s prospectus for individuals who are not current AARP Funds shareholders. An investor should consider the investment objectives, risks, charges and expenses of AARP Funds carefully before investing. To get an additional prospectus containing this and other information, please call (800) 958-6457. Read the prospectus carefully before you invest.

AARP Funds are distributed by ALPS Distributors, Inc.

2	AARP FUNDS SEMI-ANNUAL REPORT AARP Funds Overview

AARP Funds Overview

The AARP Funds (excluding the AARP Money Market Fund) are “funds of funds” because they invest substantially all of their assets in the underlying “Portfolios” of AARP Portfolios, each of which is a separately registered investment company.

The AARP Funds (excluding the AARP Money Market Fund) invest in the one or more of the Portfolios, but in different amounts. In addition to its investment in the U.S. Bond Market Portfolio, the AARP Income Fund also invests a portion of its assets in the State Street Money Market Portfolio (the “Money Market Portfolio”), a series of a separately registered investment company called the State Street Master Funds.

The AARP Money Market Fund is a feeder fund, buying shares of the master fund, the Money Market Portfolio. This is called a “master-feeder” structure because it allows different feeder funds to pool their assets in an underlying master fund to seek economies of scale.

	AARP Aggressive Fund	AARP Moderate Fund	AARP Conservative Fund	AARP Income Fund	AARP Money Market Fund
Investment Objective	Seeks growth of capital and some current income	Seeks a balance of growth of capital and current income	Seeks primarily current income, with some growth of capital	Seeks current income and long-term preservation of capital	Seeks current income, liquidity, preservation of capital, and a stable $1.00 per share price

U.S. Stock Market Portfolio	60%	40%	20%	—	—

U.S. Bond Market Portfolio	25%	50%	75%	95%	—

International Stock Market Portfolio	15%	10%	5%	—	—

State Street Money Market Portfolio	—	—	—	5%	100%

Source: AARP Funds

How the Funds Performed AARP FUNDS SEMI-ANNUAL REPORT	3

How the Funds Performed

	6-month return	12-month return[1]	Since Inception[1]
AARP Aggressive Fund	10.49%	13.33%	13.33%
Aggressive Composite Index	10.69%	14.33%	14.33%
MSCI US Investable Market 2500 Index®3	12.02%	15.70%	15.70%
AARP Moderate Fund	8.55%	10.09%	10.09%
Moderate Composite Index	8.82%	10.93%	10.93%
MSCI US Investable Market 2500 Index®3	12.02%	15.70%	15.70%
Lehman Brothers Aggregate Bond Index®3	5.09%	4.33%	4.33%
AARP Conservative Fund	6.70%	6.95%	6.95%
Conservative Composite Index	6.96%	7.60%	7.60%
Lehman Brothers Aggregate Bond Index®3	5.09%	4.33%	4.33%
AARP Income Fund	n/a	n/a	0.93%[2]
Lehman Brothers Aggregate Bond Index®3	n/a	n/a	1.24%[2]
AARP Money Market Fund	2.52%	n/a	2.52%

[1]	For the period from January 1, 2006 (commencement of operations) to December 31, 2006.

[2]	For the period from September 29, 2006 (commencement of operations) to December 31, 2006.

[3]

The MSCI U.S. Investable Market 2500 Index and the Lehman Brothers Aggregate Bond Index serve as broad measures of the performance of the U.S. equity and taxable bond markets, respectively. Since the Funds invest in differing combinations of these and other markets, Composite Indexes have been constructed utilizing the proportionate weightings of the indexes for each market. These Composite Indexes provide a particularly useful benchmark to measure the performance of the Funds. For more detailed information regarding the Composite Indexes and the Underlying Indexes, please see A Word about Benchmarks below.

Sources: MSCI Barra, Lehman Brothers, Inc., AARP Financial

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Funds assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The advisor is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

For the most recent month-end performance and after-tax returns, visit www.aarpfunds.com or call (800) 958-6457.

An investment in the AARP Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

A Word about Benchmarks

When evaluating how your investment performed, it’s helpful to compare it to an appropriate benchmark. You can think of the benchmark as a handy yardstick for measuring how well the fund did in meeting its investment objectives. For example, the AARP Income Fund tries to produce comparable returns of the Lehman Brother Aggregate Bond Index.

4	AARP FUNDS SEMI-ANNUAL REPORT A Word about Benchmarks

A Word about Benchmarks (continued)

The AARP Aggressive Fund, AARP Moderate Fund and AARP Conservative Fund are indexed and try to produce the returns of a mixture of three indexes. A particularly useful benchmark is one that combines the three indexes in similar amounts as the target investments of the Funds. When you combine different indexes into one benchmark, it’s called a “composite index”.

We also believe it is useful for you to consider the returns of the overall bond and stock markets when you assess the performance of the AARP Funds. This allows you to see how diversification works in practice. Sometimes the bond and stock markets move in opposite directions, or when the stock market goes down, the bond market doesn’t go quite as far down.

There is one caveat though. Please remember that a benchmark of indexes has a built-in performance advantage over an actual mutual fund. An index is merely a list of securities in a stock or bond market so the returns of indexes do not reflect the real world costs of managing a mutual fund. It is difficult to match the returns of an index because of this difference.

Following is a table that shows the make up of the composite indexes for each AARP Fund:

	AARP Aggressive Fund Aggressive Composite Index	AARP Moderate Fund Moderate Composite Index	AARP Conservative Fund Conservative Composite Index
Lehman Brothers Aggregate Bond Index®	25%	50%	75%
MSCI US Investable Market 2500 Index®	60%	40%	20%
MSCI EAFE Index®	15%	10%	5%

Source: AARP Funds

Indexes vs. index funds

Indexes, as opposed to index funds, are a group or list of securities representing a market or part of a market. The returns of the index do not reflect the costs of actually investing in the index and do not include fees, brokerage commissions or other expenses of investing. While you can invest in an index fund – it’s a real investment, you cannot invest directly in an index – it’s just a list.

A description of each index

•

Lehman Brothers Aggregate Bond Index® — The index includes a large variety of U.S. and foreign bonds traded in U.S. markets that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities and asset-backed securities.

•

MSCI US Investable Market 2500 Index®* — The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes.

•	MSCI EAFE Index®* — The index includes about 1,000 securities that are listed on the stock exchanges of 21 developed countries, excluding the United States and Canada.

*	Please note that although the AARP Funds seek to track these MSCI indexes, MSCI does not sponsor, endorse, or promote the AARP Funds. For a more detailed description of our relationship with MSCI please see the prospectus and statement of additional information for the AARP Funds.

AARP Fund Overview AARP FUNDS SEMI-ANNUAL REPORT	5

AARP Aggressive Fund Overview

Portfolio construction

Portfolio of investments

December 31, 2006 (unaudited)

Mutual funds: 100.3%

	Shares	Value
U.S. Stock Market Portfolio[1]	566,203	$6,318,821
U.S. Bond Market Portfolio[1]	265,496	2,636,371
International Stock Market Portfolio[1]	134,660	1,603,806
Total investments: 100.3% (Identified cost $9,849,287)		10,558,998

Other assets and liabilities, net: (0.3)%		(31,391)

Total net assets: 100.0%		$10,527,607

[1]	Affiliated issuer.

See Notes to Financial Statements.

AARP Moderate Fund Overview

Portfolio construction

Portfolio of investments

December 31, 2006 (unaudited)

Mutual funds: 100.2%

	Shares	Value
U.S. Bond Market Portfolio[1]	1,043,891	$10,365,838
U.S. Stock Market Portfolio[1]	742,093	8,281,756
International Stock Market Portfolio[1]	176,484	2,101,929
Total investments: 100.2% (Identified cost $19,889,434)		20,749,523

Other assets and liabilities, net: (0.2)%		(51,471)

Total net assets: 100.0%		$20,698,052

[1]	Affiliated issuer.

See Notes to Financial Statements.

AARP Conservative Fund Overview

Portfolio construction

Portfolio of investments

December 31, 2006 (unaudited)

Mutual funds: 100.6%

	Shares	Value
U.S. Bond Market Portfolio[1]	586,226	$5,821,226
U.S. Stock Market Portfolio[1]	138,914	1,550,283
International Stock Market Portfolio[1]	33,035	393,450
Total investments: 100.6% (Identified cost $7,540,162)		7,764,959

Other assets and liabilities, net: (0.6)%		(43,920)

Total net assets: 100.0%		$7,721,039

[1]	Affiliated issuer.

See Notes to Financial Statements.

6	AARP FUNDS SEMI-ANNUAL REPORT AARP Fund Overview

AARP Income Fund Overview

Portfolio construction

Portfolio of investments

December 31, 2006 (unaudited)

Mutual funds: 99.6%

	Shares	Value
U.S. Bond Market Portfolio[1]	42,076	$417,811
State Street Money Market Portfolio[2]	22,061	22,061
Total investments: 99.6% (Identified cost $ 441,747)		439,872

Other assets and liabilities, net: 0.4%		1,848

Total net assets: 100.0%		$441,720

[1]	Affiliated issuer.

[2]	Investment in non-controlled affiliate.

See Notes to Financial Statements.

AARP Money Market Fund Overview

Portfolio construction*

Portfolio of investments

December 31, 2006 (unaudited)

Mutual funds: 97.5%

Value
Investment in State Street Money Market Portfolio[1]	$1,917,881
Total investments: 97.5% (Identified cost $ 1,917,881)	1,917,881

Other assets and liabilities, net: 2.5%	49,231

Total net assets: 100.0%	$1,967,112

[1]

The financial statements of the State Street Money Market Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the AARP Money Market Fund’s financial statements.

AARP Money Market Fund invests only in State Street Money Market Portfolio. At December 31, 2006, AARP Money Market Fund owned 0.03% of State Street Money Market Portfolio.

See Notes to Financial Statements.

*	Portfolio construction represents the composition of the underlying holdings in the State Street Money Market Portfolio, included elsewhere in this report.

Understanding Your Expenses AARP FUNDS SEMI-ANNUAL REPORT	7

Understanding Your Expenses

As a shareholder of a Fund, you incur ongoing costs, including investment advisory fees, distribution (12b-1) fees, shareholder services fees, and other expenses of running a fund. As discussed earlier, it’s important to understand exactly how much you pay to purchase and own a fund and to compare the costs of owning different funds because these costs reduce your returns.

The example in the table on the next page is intended to help you to understand your ongoing costs in dollars of investing in an AARP Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual expenses

The first line for each Fund in the table on the next page, labeled “Actual”, provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line labeled “Actual” under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

The second line for each fund in the table, labeled “Hypothetical”, helps you compare the costs of an AARP Fund to other funds. It provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. You should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures help you to compare the ongoing costs of investing in an AARP Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the line labeled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transaction costs were included, your costs would have been higher.

8	AARP FUNDS SEMI-ANNUAL REPORT Understanding Your Expenses

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying portfolios in which the Fund invests. Because the underlying portfolios have varied expenses and fee levels and the Fund may own different proportions of the underlying portfolios at different times, the amount of fees and expenses incurred indirectly by the Fund may vary in the future. However AARP Financial has agreed contractually to waive fees and reimburse expenses to keep the net total operating expenses of the AARP Funds, including the indirect fees and expenses of the underlying portfolios, at 0.50% of average daily net assets through November 1, 2007.

	Beginning account value 7/1/06	Ending account value 12/31/06	Expenses paid during period[1]
AARP Aggressive Fund
Actual	$1,000	$1,104.90	$1.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.00	$1.22
AARP Moderate Fund
Actual	$1,000	$1,085.50	$1.26
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.00	$1.22
AARP Conservative Fund
Actual	$1,000	$1,067.00	$1.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.95	$1.28
AARP Income Fund[2]
Actual	$1,000	$1,009.30	$0.65
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,012.23	$0.65
AARP Money Market Fund
Actual	$1,000	$1,025.20	$2.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.19	$2.04

[1]

Expenses reflect the fund’s annualized net expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows: AARP Aggressive Fund 0.24%, AARP Moderate Fund 0.24%, AARP Conservative Fund 0.25%, AARP Money Market Fund 0.40%. For the AARP Income Fund, the Expenses reflect the fund’s annualized expense ratio of 0.25% multiplied by the average account value over the period, multiplied by 94/365 (to reflect the interim period). The expenses of the underlying portfolios are not included in these amounts

[2]	For the period from September 29, 2006 (commencement of operations) to December 31, 2006.

How to Read Financial Statements AARP FUNDS SEMI-ANNUAL REPORT	9

How to Read Financial Statements

Mutual funds are companies that pool money from many investors and invest that money in stocks, bonds and other securities and assets. Mutual fund financial statements show investors where a fund’s money came from, where it went, where it is and what it is worth as of the close of the fund’s most recent fiscal period. The portfolio of investments shows where the money is as of the close of the fund’s most recent fiscal period. The holdings of each AARP Fund as of December 31, 2006 are shown in the individual Fund Overview sections of this annual report. In addition, this section of the annual report contains four additional financial statements:

1.	Statements of assets and liabilities.

These statements are the Funds’ balance sheets as of the close of the period (December 31, 2006). They show the value and the cost of what each Fund owned, how much it owed to others and the resulting difference or “net assets”.

•	Assets are the stocks, bonds, cash, and other financial instruments that a fund owns and has purchased with monies investors pay when they purchase shares.

•

Liabilities are the amounts of money that a fund owes. Liabilities include payments due for the purchase of financial investments as well as bills that a fund incurs for services that are needed to run a fund, such as legal services and printing.

•

Net assets = total assets – total liabilities. Net assets represent what is left of assets after liabilities are subtracted. This leftover amount belongs to the investors, or shareholders, of the fund.

2.	Statements of operations

These statements provide a summary of the investment income, such as dividends, that a fund has earned as well as gains and losses from its investment activities for the period ended December 31, 2006. Realized gains or losses reflect the difference between purchase price and selling price for transactions that took place during the period. Unrealized gains and losses reflect the difference between purchase price and the value of positions that are still held as of the end of the period. The statements also include specific details of fund expenses.

3.	Statements of changes in net assets

These statements describe the changes in net assets during the current and prior period, which result from operations, any distributions of earnings to investors, and any shareholder transactions.

4.	Financial highlights

The financial highlights table is intended to help you understand a fund’s financial performance for a share outstanding for the current period and each of the applicable prior periods.

The Notes to Financial Statements provide additional information to help you better understand the financial statements. They include a description of the most important accounting policies used in portraying the company’s financial condition and results, including how a fund records and values it investments, tax information, as well as additional detail on shareholder and investment transactions.

10	AARP FUNDS SEMI-ANNUAL REPORT Financial Statements

Financial Statements

Statements of assets and liabilities December 31, 2006 (unaudited)

	AARP Aggressive Fund	AARP Moderate Fund	AARP Conservative Fund	AARP Income Fund	AARP Money Market Fund
Assets:
Investments in affiliated issuers, at value (identified cost of $9,849,287, 19,889,434, 7,540,162 and 419,686, respectively)	$10,558,998	$20,749,523	$7,764,959	$417,811	$—
Investments in State Street Money Market Portfolio, at value (Identified cost of $22,061 and 1,917,881, respectively)	—	—	—	22,061	1,917,881
Receivable from advisor	29,268	18,818	12,221	39,882	21,701
Receivable for investments sold	152,244	307	211,997	—	—
Receivable for fund shares sold	6,031	369,211	5,656	1,296	67,350

Total assets	$10,746,541	$21,137,859	$7,994,833	$481,050	$2,006,932

Liabilities:
Payable for investments purchased	—	363,899	—	1,231	—
Payable for fund shares redeemed	158,275	5,619	217,653	—	1,756
Income distribution payable	—	—	—	—	182
Payable for Trustees’ fees	88	88	88	80	80
Payable for portfolio acct. fees (Note 6)	2,632	2,599	2,581	2,500	3,750
Payable for administrative services (Note 6)	852	1,543	701	12	114
Payable for transfer agent fees (Note 6)	11,780	16,637	8,333	695	1,085
Payable for audit fee	9,125	9,125	9,125	6,667	10,000
Payable for insurance fees	5,238	5,238	5,238	3,492	5,238
Payable for registration fees	4,839	5,005	4,831	7,295	1,272
Payable for printing fees	9,913	9,913	9,913	9,432	12,693
Other accrued expenses and liabilities	16,192	20,141	15,331	7,926	3,650

Total liabilities	$218,934	$439,807	$273,794	$39,330	$39,820

Net assets	$10,527,607	$20,698,052	$7,721,039	$441,720	$1,967,112

Net assets consist of:
Paid-in capital	$9,817,198	$19,854,004	$7,492,757	$443,894	$1,967,112
Net unrealized appreciation (depreciation) of investments	709,711	860,089	224,797	(1,875)	—
Accumulated net realized gain (loss) of investments	719	(16,003)	3,486	(312)	—
Undistributed (distributions in excess of) net investment income	(21)	(38)	(1)	13	—

Net assets	$10,527,607	$20,698,052	$7,721,039	$441,720	$1,967,112

Shares of beneficial interest outstanding	948,024	1,927,404	748,748	44,285	1,967,112

Net asset value per share	$11.10	$10.74	$10.31	$9.97	$1.00

See Notes to Financial Statements.

Financial Statements AARP FUNDS SEMI-ANNUAL REPORT	11

Financial Statements (continued)

Statements of operations Six months ended December 31, 2006 (unaudited)

	AARP Aggressive Fund	AARP Moderate Fund	AARP Conservative Fund	AARP Income Fund[1]	AARP Money Market Fund
Investment income:
Dividends from affiliated issuers	$141,224	$315,627	$167,649	$3,150	$—
Interest allocated from State Street Money Market Portfolio	—	—	—	139	28,393

Total investment income	$141,224	$315,627	$167,649	$3,289	$28,393

Expenses:
Expenses allocated from State Street Money Market Portfolio	—	—	—	3	528
Investment adviser fee (Note 6)	453	828	387	5	—
Administrative services (Note 6)	1,584	2,898	1,353	17	182
Registration fees	16,432	17,701	16,620	30,053	4,378
Transfer and dividend disbursing agent fees and expenses (Note 6)	45,604	43,207	20,858	708	4,799
Trustees’ fees	11,992	11,992	11,992	12,000	12,000
Auditing fees	10,125	10,125	10,125	6,667	10,000
Legal fees	32,913	32,913	32,913	20,035	31,179
Portfolio accounting fees (Note 6)	7,366	7,401	7,418	3,750	7,500
Distribution service fees	9,053	16,561	7,730	96	1,040
Printing and postage	5,836	5,836	5,836	9,685	12,988
Insurance expense	5,238	5,238	5,238	3,492	5,238
Miscellaneous	1,250	1,250	1,250	834	1,250

Total expenses	$147,846	$155,950	$121,720	$87,345	$91,082

Waivers and reimbursements (Note 6):
Reduction of expenses by investment adviser	(136,945)	(135,752)	(112,234)	(87,222)	(88,474)

Net expenses	10,901	20,198	9,486	123	2,608

Net investment income	130,323	295,429	158,163	3,166	25,785

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on affiliated investments	8,376	(7,015)	7,257	(312)	—
Net change in unrealized appreciation (depreciation) of investments	798,380	1,071,273	330,270	(1,875)	—

Net realized and unrealized gain (loss) on investments	806,756	1,064,258	337,527	(2,187)	—

Change in net assets resulting from operations	$937,079	$1,359,687	$495,690	$979	$25,785

[1]	For the period from September 29, 2006 (commencement of operations) to December 31, 2006.

See Notes to Financial Statements.

12	AARP FUNDS SEMI-ANNUAL REPORT Financial Statements

Financial Statements (continued)

Statements of changes in net assets

	AARP Aggressive Fund		AARP Moderate Fund
	Six months ended 12/31/06 (unaudited)	Period ended 6/30/06[1]	Six months ended 12/31/06 (unaudited)	Period ended 6/30/06[1]
Increase (decrease) in net assets
Operations:
Net investment income	$130,323	$55,413	$295,429	$131,893
Net realized gain (loss) on affiliated investments	8,376	(7,172)	(7,015)	(8,541)
Net change in unrealized appreciation (depreciation) of investments	798,380	(88,669)	1,071,273	(211,184)

Change in net assets resulting from operations	937,079	(40,428)	1,359,687	(87,832)

Distributions to shareholders:
From net investment income	(130,348)	(55,409)	(295,471)	(131,889)
From net realized gains on investments	(485)	—	(447)	—

Change in net assets resulting from distributions to shareholders	(130,833)	(55,409)	(295,918)	(131,889)

Share transactions:
Proceeds from sale of shares	4,293,537	6,547,117	7,402,995	13,442,261
Net asset value of shares issued on reinvestment of dividends	121,670	51,294	281,457	124,549
Cost of shares redeemed	(1,147,521)	(82,899)	(1,182,822)	(247,436)

Change in net assets resulting from share transactions	3,267,686	6,515,512	6,501,630	13,319,374

Change in net assets	4,073,932	6,419,675	7,565,399	13,099,653

Net assets:
Beginning of period	$6,453,675	$34,000	$13,132,653	$33,000

End of period	$10,527,607	$6,453,675	$20,698,052	$13,132,653

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(21)	$4	$(38)	$4

[1]	For the period from December 22, 2005 (fund inception date) through June 30, 2006.

[2]	For the period from September 29, 2006 (fund inception date) through December 31, 2006.

See Notes to Financial Statements.

Financial Statements AARP FUNDS SEMI-ANNUAL REPORT	13

	AARP Conservative Fund		AARP Income Fund	AARP Money Market Fund
	Six months ended 12/31/06 (unaudited)	Period ended 6/30/06[1]	Period ended 12/31/06[2] (unaudited)	Six months ended 12/31/06 (unaudited)
Increase (decrease) in net assets
Operations:
Net investment income	$158,163	$80,896	$3,166	$25,785
Net realized gain (loss) on affiliated investments	7,257	(2,922)	(312)	—
Net change in unrealized appreciation (depreciation) of investments	330,270	(105,473)	(1,875)	—

Change in net assets resulting from operations	495,690	(27,499)	979	25,785

Distributions to shareholders:
From net investment income	(158,169)	(80,891)	(3,153)	(25,785)
From net realized gains on investments	(849)	—	—	—

Change in net assets resulting from distributions to shareholders	(159,018)	(80,891)	(3,153)	(25,785)

Share transactions:
Proceeds from sale of shares	1,839,340	6,690,868	443,851	2,249,744
Net asset value of shares issued on reinvestment of dividends	143,653	72,536	2,311	25,192
Cost of shares redeemed	(1,179,162)	(107,478)	(2,268)	(307,824)

Change in net assets resulting from share transactions	803,831	6,655,926	443,894	1,967,112

Change in net assets	1,140,503	6,547,536	441,720	1,967,112

Net assets:
Beginning of period	$6,580,536	$33,000	$—	$—

End of period	$7,721,039	$6,580,536	$441,720	$1,967,112

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1)	$5	$13	$—

14	AARP FUNDS SEMI-ANNUAL REPORT Financial Statements

Financial Statements (continued)

Financial highlights

(For a share outstanding throughout the period)

	AARP Aggressive Fund		AARP Moderate Fund
	Six months ended 12/31/06 (unaudited)	Period ended 6/30/06[1]	Six months ended 12/31/06 (unaudited)	Period ended 6/30/06[1]
Net asset value, beginning of period	$10.17	$10.00	$10.04	$10.00
Income from investment operations:
Net investment income	0.14	0.09	0.16	0.10
Net realized and unrealized gain (loss) on affiliated investments	0.93	0.17	0.70	0.04

Total from investment operations	1.07	0.26	0.86	0.14

Less distributions:
Distributions from net investment income	(0.14)	(0.09)	(0.16)	(0.10)
From net realized gains on investments	(0.00)[8]	—	(0.00)[8]	—

Total distributions	(0.14)	(0.09)	(0.16)	(0.10)

Net asset value, end of period	$11.10	$10.17	$10.74	$10.04

Total return[3]	10.49%	2.60%	8.55%	1.44%

Ratios to average net assets:
Net expenses	0.24%[4,5]	0.24%[4,5]	0.24%[4,5]	0.24%[4,5]

Net investment income	2.88%[5]	3.36%[5]	3.57%[5]	4.58%[5]

Expense waiver/reimbursement[6]	(3.03)%[5]	(11.22)%[5]	(1.64)%[5]	(6.82)%[5]

Supplemental data:
Net assets, at end of period (000 omitted)	$10,528	$6,454	$20,698	$13,133

Portfolio Turnover	11%	7%	3%	5%

[1]	For the period from January 1, 2006 (commencement of operations) to June 30, 2006.

[2]	For the period from September 29, 2006 (commencement of operations) to December 31, 2006.

[3]	Total returns for periods of less than one year are not annualized.

[4]

In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro-rata share of the fees and expenses of the underlying portfolios in which the funds invest. The net expense ratio shown does not include these indirect expenses. If included, the net expense ratio for each fund would be 0.50%.

[5]	Computed on an annualized basis.

[6]	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

[7]	The per share amounts and percentages include the Fund’s proportionate share of income, expenses and net realized and unrealized gains or losses of the State Street Money Market Portfolio.

[8]	Represents less than $0.01.

See Notes to Financial Statements.

Financial Statements AARP FUNDS SEMI-ANNUAL REPORT	15

	AARP Conservative Fund		AARP Income Fund	AARP Money Market Fund
	Six months ended 12/31/06 (unaudited)	Period ended 6/30/06[1]	Period ended 12/31/06[2,7] (unaudited)	Six months ended 12/31/06[7] (unaudited)
Net asset value, beginning of period	$9.86	$10.00	$10.00	$1.00
Income from investment operations:
Net investment income	0.21	0.16	0.12	0.03
Net realized and unrealized gain (loss) on affiliated investments	0.45	(0.14)	(0.03)	—

Total from investment operations	0.66	0.02	0.09	0.03

Less distributions:
Distributions from net investment income	(0.21)	(0.16)	(0.12)	(0.03)
From net realized gains on investments	(0.00)[8]	—	—	—

Total distributions	(0.21)	(0.16)	(0.12)	(0.03)

Net asset value, end of period	$10.31	$9.86	$9.97	$1.00

Total return[3]	6.70%	0.24%	0.93%	2.52%

Ratios to average net assets:
Net expenses	0.25%[4,5]	0.24%[4,5]	0.25%[4,5]	0.40%[4,5]

Net investment income	4.09%[5]	5.31%[5]	6.50%[5]	5.01%[5]

Expense waiver/reimbursement[6]	(2.90)%[5]	(11.00)%[5]	(178.99)%[5]	(17.19)%[5]

Supplemental data:
Net assets, at end of period (000 omitted)	$7,721	$6,581	$442	$1,967

Portfolio Turnover	15%	7%	22%	—

16	AARP FUNDS SEMI-ANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements (unaudited)

1.	Business and Organization

AARP Aggressive Fund, AARP Moderate Fund, AARP Conservative Fund, AARP Income Fund and AARP Money Market Fund (the “Funds”) are each a series of AARP Funds (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The inception dates of the Funds were as follows: December 22, 2005 (AARP Aggressive Fund, AARP Moderate Fund and AARP Conservative Fund), June 30, 2006 (AARP Money Market Fund) and September 29, 2006 (AARP Income Fund); the Funds began operations, including recording income and expenses (“commencement of operations”) on January 1, 2006 (Aggressive, Moderate and Conservative), July 1, 2006 (Money Market Fund) and September 29, 2006 (Income Fund).

The Funds, except for the AARP Money Market Fund are “funds of funds” because they invest substantially all of their assets in the underlying series of “AARP Portfolios”, each a separately registered investment company. Each Fund, with the exception of the AARP Income Fund and the AARP Money Market Fund invests in all three of the AARP Portfolios, but in different amounts. The AARP Income Fund invests the vast majority of its assets in one of the AARP Portfolios, the U.S. Bond Market Portfolio. In addition, the AARP Income Fund also invests a portion of its assets in the State Street Money Market Portfolio (the “Money Market Portfolio”), a series of a separately registered investment company called the State Street Master Funds. The AARP Money Market Fund invests substantially all of its assets in the Money Market Portfolio. The investment objective and policies of the Money Market Portfolio are substantially similar to those of the AARP Money Market Fund. The value of the AARP Money Market Fund’s investment in the Money Market Portfolio reflects the AARP Money Market Fund’s proportionate interest in the net assets of the Money Market Portfolio (0.03% at December 31, 2006). The performance of the AARP Money Market Fund is directly affected by the performance of the Money Market Portfolio. The financial statements of the Money Market Portfolio are included elsewhere in this report and should be read in conjunction with the AARP Money Market Fund’s financial statements.

The investment objective of the AARP Conservative Fund is to seek primarily current income with some growth of capital. The investment objective of the AARP Moderate Fund is to seek a balance of growth of capital and current income. The investment objective of the AARP Aggressive Fund is to seek growth of capital and some current income. The investment objective of the AARP Income Fund is to seek current income and preservation of capital over the long-term. The investment objective of the AARP Money Market Fund is to seek to maximize current income while providing liquidity, preservation of capital, and a stable $1.00 per share price.

Notes to Financial Statements AARP FUNDS SEMI-ANNUAL REPORT	17

Notes to Financial Statements (continued)

2. Significant accounting policies

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect that amounts reported herein. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

INVESTMENT VALUATION

Because the Funds, except for AARP Money Market Fund, invest in one or more of the AARP Portfolios, they value their investments in the AARP Portfolios daily at the closing net asset value of the AARP Portfolios.

Securities of the AARP Portfolios are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and asked prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and ratings.

Short-term investments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading and as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the board of trustees of AARP Portfolios to represent fair value.

The AARP Money Market Fund and the AARP Income Fund record their investments in the Money Market Portfolio at value. The valuation policies of the Money Market Portfolio are discussed in Note 2 of the Money Market Portfolio’s Notes to Financial Statements, which are included elsewhere within this report.

18	AARP FUNDS SEMI-ANNUAL REPORT Notes to Financial Statements

FEDERAL TAXES

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds plan to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. For these reasons, no federal income or excise tax provision is required.

SECURITIES TRANSACTIONS, DIVIDEND AND INTEREST INCOME AND EXPENSES

Securities transactions are recorded on a trade date basis, the date the Fund agrees to purchase or sell a security. Interest income, if any, is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily. Many expenses are directly attributable to one Fund and therefore are charged accordingly. Expenses that are not directly attributable to one or more Funds are allocated among applicable Funds on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Funds.

In addition to the accounting policies noted above, the AARP Income Fund and the AARP Money Market Fund also have a pro-rata share in the net investment income and gains or losses of the Money Market Portfolio. Net investment income for the Funds consists of each Fund’s pro-rata share of the net investment income of the Money Market Portfolio, less all expenses of each Fund. Realized gains and losses from security transactions consist of each Fund’s pro-rata share of the realized gains and losses of the Money Market Portfolio.

INDEMNIFICATIONS

The Funds’ organizational documents provide current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Notes to Financial Statements AARP FUNDS SEMI-ANNUAL REPORT	19

Notes to Financial Statements (continued)

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Capital gain distributions, if any, are generally declared and paid annually. Income distributions, if any, are generally declared and paid quarterly for the AARP Conservative Fund, semiannually for the AARP Moderate Fund and the AARP Aggressive Fund, and monthly for the AARP Income Fund. Income distributions, if any, are generally declared daily and paid monthly for the AARP Money Market Fund.

INVESTMENTS IN UNDERLYING PORTFOLIOS

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro-rata share of the fees and expenses of the AARP Portfolios in which the Funds invest as well as the fees and expenses of the Money Market Portfolio, as applicable.

NEW ACCOUNTING PRONOUNCEMENTS

In July, 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (“FIN 48”), was issued and is effective for years beginning after December 15, 2006. FIN 48 determines a threshold for financial statement recognition, measurement and disclosure of a tax position taken (or expected to be taken) on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Funds’ net assets, financial statements and disclosures.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, the framework for measuring fair value and disclosures standards for fair value measurements. Management is currently evaluating the impact that the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

20	AARP FUNDS SEMI-ANNUAL REPORT Notes to Financial Statements

3.	Capital share transactions

The Funds have authorized an unlimited number of $0.001 par value shares. Transactions in shares were as follows:

	Six months ended December 31, 2006	Period Ended June 30, 2006[1]
AARP Aggressive Fund
Shares sold	406,800	634,167
Dividends and/or distributions reinvested	10,912	5,155
Shares redeemed	(104,234)	(8,176)

Net increase	313,478	631,146
AARP Moderate Fund
Shares sold	706,013	1,317,120
Dividends and/or distributions reinvested	26,134	12,619
Shares redeemed	(113,241)	(24,541)

Net increase	618,906	1,305,198
AARP Conservative Fund
Shares sold	181,911	667,421
Dividends and/or distributions reinvested	14,000	7,395
Shares redeemed	(114,530)	(10,749)

Net increase	81,381	664,067
AARP Income Fund
Shares sold	44,280 [2]	n/a
Dividends and/or distributions reinvested	231 [2]	n/a
Shares redeemed	(226)[2]	n/a

Net increase	44,285 [2]	n/a
AARP Money Market Fund
Shares sold	2,249,744	n/a
Dividends and/or distributions reinvested	25,192	n/a
Shares redeemed	(307,824)	n/a

Net increase	1,967,112	n/a

[1]	For the period from December 22, 2005 (Fund inception date) through June 30, 2006.

[2]	For the period from September 29, 2006 (Fund inception date) through December 31, 2006.

4.	Investment transactions

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2006 were as follows:

Fund name	Purchases	Sales
AARP Aggressive Fund	$4,302,668	$995,389
AARP Moderate Fund	7,086,072	523,951
AARP Conservative Fund	1,972,856	1,135,272
AARP Income Fund[1]	465,728	45,730

[1]	For the period from September 29, 2006 (commencement of operations) to December 31, 2006.

Increases and decreases in the AARP Money Market Fund’s investment in the Money Market Portfolio aggregated $2,127,494 and $237,460, respectively, for the six months ended December 31, 2006.

Notes to Financial Statements AARP FUNDS SEMI-ANNUAL REPORT	21

Notes to Financial Statements (continued)

5.	Federal income tax information

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Fund name	Federal tax cost of securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
AARP Aggressive Fund	$9,849,287	$709,711	$—	$709,711
AARP Moderate Fund	19,889,434	860,089	—	860,089
AARP Conservative Fund	7,540,162	224,797	—	224,797
AARP Income Fund	441,747	—	(1,875)	(1,875)
AARP Money Market Fund	1,917,881	—	—	—

6.	Fees and other transactions with affiliates

ADVISER AND SUB-ADVISER FEES

The Trust has an investment advisory agreement with AARP Financial Incorporated, “AARP Financial,” which delegates to AARP Financial the responsibility to manage the investment activities of the Funds, including the overall investment program of the Funds. AARP Financial is also responsible for overseeing the Funds’ (other than the Money Market Fund’s) sub-adviser, SSgA Funds Management, Inc. (“SSgA FM”), which rebalances the applicable Funds under the direction of AARP Financial and manages the day-to-day investments of the AARP Portfolios’ assets. Each Fund (other than the Money Market Fund) pays to AARP Financial an annual fee of 0.01% of its average daily net assets. AARP Financial pays SSgA FM for its sub-advisory services out of these fees. Through at least November 1, 2007, AARP Financial has contractually agreed to waive its fees and/or reimburse expenses to keep the total annual operating expenses of the Funds and the AARP Portfolios and, as appropriate, the Money Market Portfolio at 0.50% of average daily net assets. The expense reimbursement amount payable by AARP Financial will be dependent on the actual expenses of the Funds and the Portfolios.

Under the Money Market Fund’s investment advisory agreement, no fee is payable to AARP Financial at any time the Fund is invested in a master-feeder structure, such as the Money Market Portfolio. The Money Market Portfolio has retained SSgA FM as the investment adviser to the Portfolio. For its services, SSgA FM receives a fee at the rate of 0.10% of its average daily net assets. As a shareholder of the Money Market Portfolio, the Fund pays this fee when it invests in this portfolio.

For the six months ended December 31, 2006, AARP Financial contractually waived/reimbursed the following fees:

Fund name	Adviser fee waiver	Reimbursement of other operating expenses
AARP Aggressive Fund	$453	$136,492
AARP Moderate Fund	828	134,924
AARP Conservative Fund	387	111,847
AARP Income Fund	5	87,217
AARP Money Market Fund	—	88,474

22	AARP FUNDS SEMI-ANNUAL REPORT Notes to Financial Statements

ADMINISTRATION FEES

As the Funds’ administrator, AARP Financial provides the Funds with general administrative services associated with the day-to-day operations of the Funds and monitors and coordinates the activities of the other service providers to the Funds. For its administrative services, AARP Financial receives an annual fee of .035% of each Fund’s average daily net assets.

SUB-ADMINISTRATION, TRANSFER AGENCY AND CUSTODIAN FEES

State Street Bank and Trust Company (“State Street”) acts as the sub-administrator, transfer agent, custodian and fund accounting agent for the Funds. State Street is a subsidiary of State Street Corporation and an affiliate of SSgA FM. Under the terms of the sub-administration agreement, AARP Financial pays to State Street an annual fee at the rate of 0.0175% of the first $6 billion of the Funds’ average daily net assets and then a decreasing rate for average daily net assets above that level. Under the terms of the transfer agency agreement, each Fund pays to State Street an annual fee at the rate of 0.135% of the first $5 billion of the Funds’ average daily net assets and then a decreasing rate for average daily net assets above that level, plus out-of-pocket expenses. State Street has in turn delegated the provision of transfer agency services to its affiliate, Boston Financial Data Services, Inc. Under the terms of the custody agreement, each Fund pays to State Street an annual fee of $15,000, plus out-of-pocket expenses.

TRUSTEE COMPENSATION

The Trust is supervised by a Board of Trustees, the “Board.” The Board represents the interests of the Funds and their shareholders. The Board meets periodically throughout the year to oversee the Funds’ activities. The Board consists of four “Independent Trustees” and one “Interested Trustee,” who is the President of AARP Services, Inc. The compensation of the Independent Trustees consists of an annual retainer. Neither the Interested Trustee nor any of the Trust’s officers receives any compensation from the Funds for their services. Compensation paid by the Funds to the Independent Trustees is included in the Funds’ Statements of Operations.

REDEMPTION FEES

Effective September 27, 2006, the AARP Funds discontinued the assessment of a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less. During the period from July 1, 2006 to September 26, 2006, the AARP Aggressive Fund, AARP Moderate Fund and AARP Conservative Fund imposed a 2.00% redemption fee to shareholders who redeemed shares held for 60 days or less. During this period, the redemption fees for the AARP Aggressive Fund, AARP Moderate Fund and AARP Conservative Fund shares amounted to $25, $26, and $33, respectively. All redemption fees were recorded by the Funds as additions to paid-in-capital.

AARP Funds – Supplemental Information AARP FUNDS SEMI-ANNUAL REPORT	23

AARP Funds— Supplemental Information

Subsequent Event - Change in Expense Limitation

Effective February 6, 2007, AARP Financial has voluntarily agreed to waive its fees and/or reimburse expenses to keep the total annual operating expenses of the AARP Money Market Fund, including its pro-rata allocation of expenses from the State Street Money Market Portfolio, at 0.30% of average daily net assets.

The Fund’s Board of Trustees approved an amendment, proposed by AARP Financial, to amend the existing contractual agreements to make this voluntary fee waiver/expense reimbursement a contractual obligation of AARP Financial effective March 1, 2007 through November 1, 2009.

Additional information can be obtained in the Fund’s Prospectus and Statement of Additional Information.

Proxy voting policies, procedures and record

Both a description of the policies and procedures that AARP Financial uses to determine how to vote proxies on behalf of the Funds and the AARP Portfolios relating to portfolios securities and information regarding how AARP Financial voted proxies related to portfolio securities during the most recent fiscal year ended June 30 is available on our web site at www.aarpfunds.com and, without charge, upon request, by calling us at (800) 958-6457. Such information for the AARP Funds is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder statements and reports

When we send financial reports, prospectuses and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. However, if you wish to receive individual copies of materials, please contact us at (800) 958-6457. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.

Statement regarding availability of quarterly fund schedule

The Funds and Underlying Portfolios file complete schedules of investments with the SEC for the quarters ended September 30 and March 31 of each fiscal year on Form N-Q which are available on the Funds’ website, www.aarpfunds.com and the SEC’s website at www.sec.gov. Additionally, the Funds’ and Underlying Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. For information on the Public Reference Room, call (800) SEC-0330.

24	AARP FUNDS SEMI-ANNUAL REPORT AARP Funds – Supplemental Information

Board deliberations regarding the approval of amendments to the AARP Funds’ Investment Advisory Agreement and Investment Sub-Advisory Agreement to apply to the AARP Money Market Fund and AARP Income Fund

AARP Funds (“Trust”) has entered into an Investment Advisory Agreement (“Advisory Agreement”) with AARP Financial Incorporated (“AARP Financial”). The Trust and AARP Financial have entered into an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement” and, together with the Advisory Agreement, “Agreements”) with SSgA Funds Management Inc. (“SSgA FM”).

The Board of Trustees of the Trust, including the Trustees of the Trust who are not “interested persons” of the Trust within the meaning of that term as defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously approved amendments to: (i) the Advisory Agreement to provide for it to apply to the AARP Money Market Fund series of the Trust at an in person meeting held on March 19, 2006 and (ii) the Agreements to provide for them to apply to the AARP Income Fund series of the Trust at an in person meeting held on July 28, 2006.

In determining to approve the amendments to the Agreements, the Trustees reviewed and evaluated all information and factors they believed, in light of legal advice furnished to them by independent legal counsel, and through the exercise of their own business judgment, to be relevant and appropriate. In terms of the information requested and furnished to the Board, the Board reviewed and considered: (i) the responses of AARP Financial and, in the case of AARP Income Fund, SSgA FM to requests for information made by counsel to the Independent Trustees; (ii) information regarding the proposed investment advisory fees and other fees and expenses of the AARP Money Market Fund and AARP Income Fund (each, a “Fund” and collectively, the “Funds”) as well as the estimated total expenses of each of the Funds as compared to generally similar funds (including expense waivers and/or reimbursements proposed by AARP Financial in order to limit the net total annual expenses of each Fund); and (iii) in the case of AARP Money Market Fund, information relating to the Fund’s proposed investment in State Street Money Market Portfolio (“Master Fund”), including information relating to SSgA FM, in its capacity as the investment adviser of the Master Fund.

The Board’s decisions to approve the amendments to the Agreements were based on a comprehensive consideration of all of the information provided to the Board in connection with the contract approval process and otherwise, and were not based on any single factor. Each member of the Board may have weighed certain factors differently. Some of the more significant considerations of the Board are summarized below.

AARP Funds – Supplemental Information AARP FUNDS SEMI-ANNUAL REPORT	25

AARP Funds—Supplemental Information (unaudited) (continued)

The nature, extent and quality of the services proposed to be provided by AARP Financial and SSgA FM

In evaluating the nature, extent and quality of AARP Financial’s and SSgA FM’s proposed services, the Trustees considered the types of services to be provided under the Agreements and the capabilities, personnel and other resources of AARP Financial and SSgA FM. They noted that AARP Financial would be responsible for managing the investment activities of the Funds, including providing the overall investment program of the Funds; and assessing whether the Funds, as designed, meet the needs of shareholders and potential investors. In the case of AARP Money Market Fund, the Board noted that AARP Financial would be responsible for evaluating, on an ongoing basis, the master-feeder structure to be employed by the Fund and for advising the Board as to whether the master-feeder structure continued to be appropriate for the Fund. In the case of AARP Income Fund, the Board noted that AARP Financial would be responsible for overseeing SSgA FM in its capacity as investment sub-adviser and evaluating potential additional underlying fund investments for the Fund.

In considering the services to be rendered, the Trustees reviewed the organizational structure and the responsibilities of AARP Financial and SSgA FM, as well as the qualifications of key personnel, including with respect to prior experience in managing the assets of money market funds in the case of the AARP Money Market Fund. The Board considered that AARP Financial was recently created and had little prior investment advisory experience. With respect to AARP Financial, the Board noted, in particular, the team created by AARP Financial to provide investment management services to the Funds and the scale and depth of SSgA FM’s investment management capabilities. The Board also considered its experience to date with AARP Financial and SSgA FM in the context of the AARP Conservative Fund, the AARP Moderate Fund and the AARP Aggressive Fund. Regarding SSgA FM, the Trustees reviewed, among other things, information with respect to: (i) SSgA FM’s approach to making investment decisions; (ii) SSgA FM’s organization and management; and (iii) the experience of SSgA FM personnel in providing advisory services to funds like the AARP Income Fund and to the Master Fund.

In addition to investment management and advisory services, the Board considered the quality of the administrative and other non-advisory services proposed to be provided to the Funds by AARP Financial, SSgA FM or their affiliates, including administration and shareholder support services proposed to be provided by AARP Financial, the proposed license by AARP of its name and use of its

26	AARP FUNDS SEMI-ANNUAL REPORT AARP Funds – Supplemental Information

member list to ALPS Distributors, Inc. (which, as the proposed distributor of the Funds’ shares, would use the member list in connection with the distribution of the Funds’ shares and the license to sub-license the use of the AARP name to the Trust with respect to the Funds), and the custody, transfer agency, sub-administration and accounting services proposed to be provided to the Funds by State Street Bank and Trust Company (“State Street”), an affiliate of SSgA FM.

In evaluating the services, the Trustees also considered AARP Financial’s and SSgA FM’s compliance programs and AARP Financial’s capability to monitor and assess SSgA FM’s performance and compliance program. Based on their review, the Trustees concluded that, overall, the nature, extent and quality of proposed investment management and sub-advisory services to be provided to the Trust and to each of the Funds under the Agreements supported approval of the Agreements.

Investment performance

The Board noted that the Funds had not commenced operations and so the Funds had no investment or performance history. The Board also noted that AARP Financial was a recently created investment adviser and that the other series of Trust were the only other advisory clients of AARP Financial. The Board considered the prior performance of the AARP Bond Market Portfolio (in evaluating the performance of the AARP Income Fund), and the prior performance of another feeder fund of the Master Fund (in considering the investment performance of the AARP Money Market Fund). The Board concluded that this performance information generally supported approval of the Agreements, given the other factors and considerations.

The costs of services to be provided and profits to be realized by AARP Financial and SSgA FM and their affiliates from their relationship with the Funds.

In evaluating the investment management and sub-advisory fees and expenses, the Trustees considered the proposed investment management and sub-advisory fee arrangements with respect to each of the Funds and each Fund’s expected expense ratios, keeping in mind that the Funds are intended to invest in one or more series of other investment companies in either a fund-of-funds or master-feeder structure. In light of this fact, the Board considered the fact that the AARP Money Market Fund would have no investment advisory fee while invested in a master fund, the management fee of SSgA FM as investment adviser to the Master Fund and, in the case of the AARP Income Fund, the advisory fee of AARP Financial as well as investment advisory fees of the proposed underlying funds in which such AARP Income Fund would invest. The Board also noted the relative difficulty of evaluating investment advisory fees in the context of a fund-of-funds, given the two-tiered nature of the advisory fees for such funds.

AARP Funds – Supplemental Information AARP FUNDS SEMI-ANNUAL REPORT	27

AARP Funds—Supplemental Information (continued)

The Board considered the fees in absolute terms, as well as compared with the fees and expenses of: (1) peer groups of funds with similar investment objectives compiled by an independent third party and (2) in the case of the AARP Money Market Fund, both (a) a list of money market funds compiled by AARP Financial, which AARP Financial considered to be similar to the Fund and (b) a list of all money market funds managed by SSgA FM. The Board considered that, in the case of the AARP Income Fund, AARP Financial proposed to pay the proposed investment sub-advisory fees to SSgA FM out of its investment advisory fees.

The Trustees observed that, by virtue of a proposed Fee Waiver and Expense Reimbursement Agreement, AARP Financial proposed to limit the net total annual operating expenses of each of the Funds to 0.50% annually of the Fund’s average daily net assets, including in each case the expenses of the master fund or underlying funds in which the Fund proposed to invest. The Trustees also considered the Funds’ investment advisory fees, as compared to the advisory fees of the peer groups selected by the independent third party, and determined that the proposed advisory fees of the Funds, as well as the advisory fees of the master fund or underlying funds that are proposed to be used by the Funds, appeared appropriate in the context of the information on fees provided to the Board.

The Trustees observed that since AARP Financial had no advisory clients (except for the other series of the Trust and the AARP Portfolios), AARP Financial had no comparable information regarding the advisory fees it would charge to other similar clients. The Trustees reviewed certain comparative information on fees provided by SSgA FM. The Trustees also recognized that AARP Financial and affiliates of SSgA FM were expected to receive additional fees for providing other, non-advisory services to the AARP Portfolios.

Based on these factors and considerations, the Board concluded that the proposed investment management and investment sub-advisory fees seemed reasonable and appropriate in light of the nature of the Funds and services proposed to be provided to the Funds.

Projected profitability to AARP Financial and SSgA FM

The Trustees noted that, with respect to projected profitability under the Agreements, during the initial two year term for each Fund: (1) AARP Financial did not expect to make a profit under the Advisory Agreement (nor did AARP Financial and its affiliates expect to make

28	AARP FUNDS SEMI-ANNUAL REPORT AARP Funds – Supplemental Information

a profit on the relationship with the Trust as a whole, including with respect to the receipt of administration fees) and (2) SSgA FM had explained to the Board that it had not calculated the expenses that would be associated with managing the Funds, but that it would be willing to discuss profitability with respect to a Fund once the Fund had achieved a more significant asset level. The Trustees also noted AARP Financial’s representation that it was committed to sharing economies of scale with the Funds’ shareholders once the Funds had significantly more assets under management.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect any such economies of scale for the benefit of shareholders

The Trustees noted that the investment advisory fee schedules proposed for the Funds did not contain breakpoints to reduce the fee rate paid by the Funds as Fund asset grew. The Trustees considered AARP Financial’s representation that, although the currently-proposed investment advisory fees do not reflect breakpoints, AARP Financial intended to proactively pass on the benefits of economies of scale to the Funds both with respect to its investment management services and more generally with respect to all services provided to the Funds by or under the supervision of AARP Financial once the Funds grew to a sufficient size. In addition, the Board noted that AARP Financial is responsible for compensating SSgA FM out of its own resources for the AARP Income Fund. Finally, the Trustees noted that the fee schedule for the AARP Money Market Fund provides for no payment of an advisory fee to AARP Financial while the Fund is invested in a master-feeder structure (and that it was contemplated that the Fund would remain invested in a master-feeder structure for the foreseeable future). The Board concluded that AARP Financial’s willingness to commit to passing on the benefits of economies of scale supported approval of the Agreements.

Benefits derived or to be derived by AARP Financial and SSgA from the relationship with the Funds

The Trustees noted the indirect benefits that may accrue to AARP Financial and SSgA FM and their affiliates as a result of their proposed relationships with the Funds, including AARP Financial’s expectation that AARP Financial and its affiliates would, at some point, be able to cross-sell other products and services to shareholders in the Funds. The Trustees determined that these potential benefits were not inappropriate in the context of the overall investment advisory arrangements and fees proposed.

STATE STREET MONEY MARKET PORTFOLIO	29

State Street

Money Market Portfolio

Annual Report

December 31, 2006

30	STATE STREET MONEY MARKET PORTFOLIO Expense Example

Expense Example

As a shareholder of the State Street Money Market Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2006 to December 31, 2006.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio’s actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006	Beginning Account Value 7/1/06	Ending return 12/31/06	Expenses Paid During Period*
Based on Actual Portfolio Return	$1,000.00	$1,030.90	$0.51
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio’s annualized average weighted expense ratio as of December 31, 2006 was 0.100%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Portfolio Statistics STATE STREET MONEY MARKET PORTFOLIO	31

Portfolio Statistics (unaudited)

Portfolio Composition*	December 31, 2006
Yankee Certificates of Deposit	37.7%
Repurchase Agreements	21.1
Commercial Paper	16.3
Medium Term Notes	8.9
Bank Note	6.3
Certificates of Deposit	4.7
Euro Certificates of Deposit	2.8
Promissory Note	1.6
Other assets less liabilities	0.6

Total	100.0%

Maturity Ladder	December 31, 2006
3 Days	22.5%
4-90 Days	43.7
90+ Days	33.8

Total	100.0%

Average Maturity	40 Days

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

32	STATE STREET MONEY MARKET PORTFOLIO Portfolio of Investments

Portfolio of Investments December 31, 2006

Name of Issuer and Title Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost*
COMMERCIAL PAPER- 16.3%
ABCP Credit Arbitrage – 6.3%
Ormond Quay Funding LLC (a) (b)	5.310%	02/28/2007	$200,000,000	$199,990,427
Surrey Funding Corp.	5.250%	02/01/2007	194,089,000	193,211,556

				393,201,983

ABCP Hybrid – 1.2%
Giro Balanced Funding	5.340%	01/29/2007	49,000,000	48,799,154
Scaldis Capital	5.230%	03/05/2007	25,000,000	24,771,188

				73,570,342

ABCP Receivables and Securities – 4.4%
Beethoven Funding Corp.	5.280%	01/25/2007	173,828,000	173,216,125
Edison Asset Security	5.310%	03/12/2007	100,000,000	98,985,000

				272,201,125

Bank Domestic – 2.4%
Bank of America Corp.	5.320%	02/07/2007	150,000,000	149,191,396

Bank Foreign – 0.8%
Macquarie Bank Ltd. (a) (b)	5.330%	07/20/2007	50,000,000	49,997,260

Finance Captive Consumer – 1.2%
General Electric Capital Corp.	5.310%	03/12/2007	75,000,000	74,238,750

TOTAL COMMERCIAL PAPER				1,012,400,856

CERTIFICATES OF DEPOSIT – 4.7%
Bank Domestic – 4.7%
Bank of America NA (a)	5.315%	02/28/2007	50,000,000	50,000,000
Citibank	5.295%	03/06/2007	52,000,000	52,000,000
Citibank	5.295%	03/07/2007	123,000,000	123,000,000
First Tennessee Bank	5.320%	01/22/2007	55,000,000	54,999,683
Washington Mutual Bank (a)	5.330%	04/20/2007	10,000,000	10,000,000

TOTAL CERTIFICATES OF DEPOSIT				289,999,683

YANKEE CERTIFICATES OF DEPOSIT – 37.7%
Bank Foreign – 37.7%
Abbey National Bank	5.300%	06/15/2007	140,000,000	140,000,000
Banco Bilbao Vizcaya NY	5.315%	01/12/2007	180,000,000	180,000,271
Barclays Bank PLC	5.310%	03/13/2007	50,000,000	50,000,000
Barclays Bank PLC	5.310%	02/01/2007	100,000,000	100,000,000
Barclays Bank PLC	5.320%	01/18/2007	60,000,000	60,000,000
Barclays Bank PLC	5.330%	01/16/2007	69,000,000	69,000,000
BNP Paribas NY (a)	5.310%	10/03/2007	100,000,000	99,985,041
BNP Paribas NY Banch	5.320%	02/14/2007	50,000,000	50,000,000
BNP Paribas NY Branch	5.340%	05/07/2007	75,000,000	75,000,000
Canadian Imperial	5.375%	10/26/2007	35,000,000	34,995,879
Caylon NY	5.260%	08/28/2007	100,000,000	100,000,000
Dexia Credit Local SA (a)	5.305%	09/28/2007	200,000,000	199,970,988
Fortis Bank	4.730%	01/03/2007	50,000,000	49,997,512
HBOS Treasury Services NY (a)	5.310%	06/19/2007	100,000,000	100,000,000
HBOS Treasury Services PLC	5.400%	02/26/2007	50,000,000	50,000,000

Portfolio of Investments STATE STREET MONEY MARKET PORTFOLIO	33

Portfolio of Investments December 31, 2006 (continued)

Name of Issuer and Title Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost*
Bank Foreign – (continued)
Landesbank Hessen Thuringen	5.310%	02/15/2007	$100,000,000	$100,000,000
Nordea Bank Finland PLC NY Branch	5.350%	05/21/2007	25,750,000	25,729,663
Royal Bank of Canada	5.310%	02/15/2007	150,000,000	150,000,000
Royal Bank Scotland (a)	4.790%	01/03/2007	29,700,000	29,698,609
Societe Generale NY (a)	5.288%	06/20/2007	95,000,000	94,989,150
Svenska Handelsbanken AB	5.240%	02/28/2007	75,000,000	74,366,833
Svenska Handelsbanken AB (a)	5.290%	02/12/2007	50,000,000	49,998,859
Svenska Handelsbanken AB (a) (b)	5.320%	01/21/2008	100,000,000	100,000,000
Toronto Dominion Bank	5.430%	05/10/2007	100,000,000	100,001,721
Toronto Dominion Bank	5.505%	05/03/2007	100,000,000	100,001,626
Unicredito Bank	5.315%	02/06/2007	75,000,000	75,000,000
Unicredito Italiano Spa NY	5.380%	02/12/2007	75,000,000	75,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				2,333,736,152

EURO CERTIFICATES OF DEPOSIT – 2.8%
Bank Foreign – 2.8%
HBOS Treasury Services	5.600%	06/19/2007	79,000,000	79,052,348
Societe General Intl	5.500%	02/07/2007	75,000,000	75,000,000
Societe Generale	5.310%	04/19/2007	20,000,000	20,000,000

TOTAL EURO CERTIFICATES OF DEPOSIT				174,052,348

BANK NOTES – 6.3%
Bank Domestic – 6.3%
American Express Bank FSB (a)	5.320%	03/15/2007	40,000,000	40,000,000
American Express Centurion Bank (a)	5.350%	10/18/2007	100,000,000	100,023,308
American Express Credit Corp. (a)	5.310%	01/09/2007	75,000,000	74,999,913
Bank of America NA (a)	5.315%	04/18/2007	50,000,000	50,000,000
Marshall & Ilsley Bank (a)	5.290%	03/07/2007	75,000,000	74,997,360
National City Bank of Indiana (a)	5.330%	04/04/2007	50,000,000	50,002,420

TOTAL BANK NOTES				390,023,001

MEDIUM TERM NOTES – 8.9%
Bank Domestic – 1.1%
American Express Co. (a)	5.320%	01/20/2008	20,000,000	20,000,000
JPMorgan Chase & Co. (a)	5.320%	01/04/2008	50,000,000	50,000,000

				70,000,000

Bank Foreign – 6.6%
Alliance & Leicester PLC (a) (b)	5.330%	01/29/2008	35,000,000	35,000,000
BNP Paribas (a) (b)	5.345%	12/20/2007	25,000,000	25,000,000
Caja de Ahorros y Monte de Piedad de Madrid (a)	5.369%	10/19/2007	30,000,000	30,000,000
HBOS Treasury Services PLC (a)	5.320%	01/11/2008	25,000,000	25,000,000
National Australia Bank Ltd. (a) (b)	5.320%	01/07/2008	20,000,000	20,000,000
Unicredito Italiano Bank Ireland (a)	5.360%	01/15/2008	15,000,000	15,000,000
Westpac Banking Corp.	5.240%	02/27/2007	100,000,000	99,170,333
Westpac Banking Corp. (a) (b)	5.430%	05/25/2007	45,000,000	45,016,592
Westpac Banking Corp. (a) (b)	5.330%	01/06/2008	100,000,000	100,000,000

34	STATE STREET MONEY MARKET PORTFOLIO Portfolio of Investments

Portfolio of Investments December 31, 2006 (continued)

Name of Issuer and Title Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost*
Bank Foreign – (continued)
Westpac Banking Corp. (a) (b)	5.320%	01/18/2008	$15,000,000	$15,000,000

				409,186,925

Finance Captive Consumer – 1.2%
Toyota Motor Credit Corp. (a)	5.327%	07/02/2007	75,000,000	74,997,126

TOTAL MEDIUM TERM NOTES				554,184,051

PROMISSORY NOTE – 1.6%
Goldman Sachs Group, Inc. (a) (c)	5.280%	09/07/2007	100,000,000	100,000,000

TOTAL PROMISSORY NOTE				100,000,000

REPURCHASE AGREEMENTS – 21.1%
ABN AMRO Inc. Tri Party Repo, dated 12/29/06 (collateralized by Corporate Notes, 5.875% - 8.375% due 06/01/07 - 10/15/35 valued at $79,557,557); proceeds $75,044,688	5.363%	01/02/2007	75,000,000	75,000,000
Bank of America Tri Party Repo, dated 12/29/06 (collateralized by Federal National Mortgage Association, 5.000% due 07/01/35 valued at $214,200,000); proceeds $210,124,133	5.320%	01/02/2007	210,000,000	210,000,000
Bear Stearns Tri Party Repo, dated 12/29/06 (collateralized by Asset-Backed Securities, 4.750% - 6.780% due 05/20/10 - 08/25/36 and Commercial Mortgage Obligations 0.130% - 6.730% due 08/25/20 - 11/25/46 valued at $153,000,980); proceeds $150,089,375	5.363%	01/02/2007	150,000,000	150,000,000
Credit Suisse First Boston Tri Party Repo, dated 12/29/06 (collateralized by Corporate Notes, 0.875% - 8.000% due 12/15/14 - 12/15/16 valued at $78,750,954); proceeds $75,044,688	5.363%	01/02/2007	75,000,000	75,000,000
Deutsche Bank Tri Party Repo, dated 12/29/06 (collateralized by Equity Securities, 2.000% - 4.000% due 11/15/13 - 05/01/33, valued at $52,501,302); proceeds $50,029,958	5.393%	01/02/2007	50,000,000	50,000,000
Goldman Sachs Tri Party Repo, dated 12/29/06 (collateralized by Commercial Paper due 02/13/07 - 03/12/07 valued at $76,500,000); proceeds $75,044,833	5.380%	01/02/2007	75,000,000	75,000,000
Goldman Sachs Tri Party Repo, dated 12/29/06 (collateralized by Federal Home Loan Mortgage Corporation, 5.670% - 5.770% due 08/15/30 - 05/15/36 valued at $127,500,000); proceeds $125,074,167	5.340%	01/02/2007	125,000,000	125,000,000

Portfolio of Investments STATE STREET MONEY MARKET PORTFOLIO	35

Portfolio of Investments December 31, 2006 (continued)

Name of Issuer and Title Issue	Interest Rate	Maturity Date	Principal Amount	Amortized Cost*
Lehman Brothers Tri Party Repo, dated 12/29/06 (collateralized by Corporate Notes, 5.300% - 5.500% due 11/16/11 - 07/22/15 valued at $122,402,781); proceeds $120,071,367	5.353%	01/02/2007	$120,000,000	$120,000,000
Morgan Stanley Tri Party Repo, dated 12/29/06 (collateralized by Corporate Notes, 1.500% - 9.600% due 01/15/10 - 10/25/14 valued at $105,000,945); proceeds $100,060,417	5.438%	01/02/2007	100,000,000	100,000,000
Morgan Stanley Tri Party Repo, dated 12/29/06 (collateralized by Federal National Mortgage Association, 4.500% - 5.500% due 07/01/18 - 07/01/33 and Federal Home Loan Mortgage Corporation, 4.000%- 7.000% due 12/01/13 - 06/01/33 valued at $102,419,882); proceeds $100,059,111	5.320%	01/02/2007	100,000,000	100,000,000
UBS Warburg LLC Tri Party Repo, dated 12/29/06 (collateralized by Federal National Mortgage Association, 5.250% due 06/15/08 valued at $109,004,329); proceeds $106,928,220	5.240%	01/02/2007	106,866,000	106,866,000
UBS Warburg Tri Party Repo, dated 12/29/06 (collateralized by Federal National Mortgage Association, 3.500% -11.500% due 06/01/07 - 12/01/36 valued at $122,401,144); proceeds $120,070,933	5.320%	01/02/2007	120,000,000	120,000,000

TOTAL REPURCHASE AGREEMENTS				1,306,866,000

TOTAL INVESTMENTS – 99.4%				6,161,262,091
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%				35,855,025

NET ASSETS – 100.0%				$6,197,117,116

(a)	Floating Rate Note- Interest rate shown is rate in effect at December 31, 2006.

(b)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c)

Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At December 31, 2006, this security represented 1.61% of net assets.

*	See Note 2 to the Notes to Financial Statements.

See Notes to Financial Statements.

36	STATE STREET MONEY MARKET PORTFOLIO Statement of Assets and Liabilities

Statement of Assets and Liabilities December 31, 2006

Assets
Investments in unaffiliated issuers, at amortized cost (Note 2)	$4,854,396,091
Repurchase agreements (cost $1,306,866,000) (Note 2)	1,306,866,000

6,161,262,091
Cash	1,658
Receivables:
Interest receivable	36,410,720
Receivable from adviser (Note 3)	133,154
Prepaid expenses	1,197

Total assets	6,197,808,820
Liabilities
Payables:
Management fee (Note 3)	525,785
Administration, custody and transfer agent fees (Note 3)	110,253
Professional fees	41,390
Accrued expenses and other liabilities	14,276

Total Liabilities	691,704

Net Assets	$6,197,117,116

Statement of Operations For the Year Ended December 31, 2006

Investment Income
Interest	$231,183,007

Expenses
Management fees (Note 3)	4,486,501
Administration, custody and transfer agent fees (Note 3)	957,095
Professional fees	45,397
Trustees’ fees	63,734
Printing fees	22,045
Other expenses	61,691

Total Expenses	5,636,463
Less: Fee waivers/reimbursements by investment adviser (Note 3)	(1,149,962)

Total Net Expenses	4,486,501

Net Investment Income	$226,696,506

See Notes to Financial Statements.

Statement of Changes in Net Assets STATE STREET MONEY MARKET PORTFOLIO	37

Statement of Changes in Net Assets

	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Increase in Net Assets From:
Operations
Net investment income	$226,696,506	$26,739,971
Net realized gain on investments	—	2,656

Net increase in net assets resulting from operations	226,696,506	26,742,627

Capital Transactions
Proceeds from contributions	16,774,127,323	8,537,558,832
Fair value of withdrawals	(12,443,577,980)	(7,306,145,697)

Net increase in net assets from capital transactions	4,330,549,343	1,231,413,135

Total Net Increase in Net Assets	4,557,245,849	1,258,155,762
Net Assets
Beginning of period	1,639,871,267	381,715,505

End of period	$6,197,117,116	$1,639,871,267

Financial Highlights

	Year Ended 12/31/06	Year Ended 12/31/05	Period Ended 12/31/04*
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$6,197,117	$1,639,871	$381,716
Ratios to average net assets:
Gross operating expenses	0.13%	0.14%	0.18	%**
Net operating expenses	0.10%	0.10%	0.10	%**
Net investment income	5.08%	3.33%	1.71	%**
Total return (a)	5.09%	3.31%	0.68%

*	The Portfolio commenced operations on August 12, 2004.

**	Annualized.

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

See Notes to Financial Statements.

38	STATE STREET MONEY MARKET PORTFOLIO Notes to Financial Statements

Notes to Financial Statements

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the “Portfolio”). At December 31, 2006, only the Portfolio and State Street Equity 500 Index Portfolio were in operation. The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION

As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Notes to Financial Statements STATE STREET MONEY MARKET PORTFOLIO	39

FEDERAL INCOME TAXES

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

At December 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS

A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio’s transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

EXPENSE ALLOCATION

Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES:

The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

40	STATE STREET MONEY MARKET PORTFOLIO Notes to Financial Statements

3.	Related Party Fees

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio’s average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio’s average daily net assets until November 1, 2007. For the period ended December 31, 2006, SSgA FM reimbursed the Portfolio $1,134,158 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Portfolio’s average daily net assets during the month as follows:

Asset Levels	Annual percentage of average daily net assets
First $200 Million	0.04%
Next $200 Million	0.03
Thereafter	0.02

Minimum annual fee:
Assets of $500 million and less	$150,000
Assets of $500 million - $2 billion	$200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio’s assets are between $500 million and $2 billion. For the period ended December 31, 2006, State Street waived $15,804 under this agreement.

Beginning February 1, 2007, the Trust will pay State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust’s average aggregate daily net assets during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 Million	0.03%
Thereafter	0.02
Minimum annual fee per portfolio:	$150,000

Notes to Financial Statements STATE STREET MONEY MARKET PORTFOLIO	41

4.	Trustees’ Fees

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $20,000. Beginning with the fiscal year ending December 31, 2007, the Trust will pay each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.	Indemnifications

Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

6.	New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Portfolio’s 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio’s financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

42	STATE STREET MONEY MARKET PORTFOLIO Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Money Market Portfolio of State Street Master Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2007

General Information STATE STREET MONEY MARKET PORTFOLIO	43

General Information (unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 30, 2006 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the

44	STATE STREET MONEY MARKET PORTFOLIO General Information

Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is a money-market fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Portfolio’s performance had been above average for its Lipper peer group for the one-year and year-to-date periods ending September 30, 2006. Accordingly, they concluded that the performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

General Information STATE STREET MONEY MARKET PORTFOLIO	45

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolio’s advisory fee and total expense ratio were lower than the average for the peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Portfolio. The Board determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

46	STATE STREET MONEY MARKET PORTFOLIO Trustees and Executive Officers

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an “interested person” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”).

Name, Address, and Date of Birth (“DOB”)	Position(s) with the Trust and Term of Office	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: July 7, 1944	Trustee and Chairman of the Board Term: Indefinite Elected: 2/00	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	12	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, the China Fund, Inc; Chairman and Trustee, Scottish Widows Investment Partnership Trust; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: January 20, 1937	Trustee Term: Indefinite Elected: 2/00	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 -1999). Mr. Boyan retired in 1999.	12	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 DOB: October 24, 1948	Trustee Term: Indefinite Elected: 2/00	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001- present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	12	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: December 23, 1940	Trustee Term: Indefinite Elected: 2/00	Executive Vice President of Chase Manhattan Bank (1987-1999). Mr. Williams retired in 1999.	12	Trustee, State Street Institutional Investment Trust

*	The “Fund Complex” consists of six series of the Trust and six series of State Street Institutional Investment Trust.

Trustees and Executive Officers STATE STREET MONEY MARKET PORTFOLIO	47

Name, Address, and Date of Birth (“DOB”)	Position(s) with the Trust and Term of Office	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Executive Officers

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: June 24, 1965	President Term: Indefinite Elected: 4/05	President, SSgA Funds Management, inc. (2005 - present); Principal, SSgA Funds Management, Inc. (2001- 2005); Senior Managing Director, State Street Global Advisors (March 2006- present); Principal, State Street Global Advisers (March 2000 - March 2006).	—	—

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: July 4, 1951	Treasurer Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002- present); Managing Director, Deutsche Bank (including its predecessor, Scudder Investments), Fund Operations Unit (2001- 2002); President, UAM Fund Services (1995 to 2001).	—	—

Karen Jacoppo-Wood State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: December 29, 1966	Secretary Term: Indefinite Elected: 2/00	Vice President and Managing Counsel of State Street Bank and Trust Company (2006 - present); Counsel, Pioneer Investment Management USA Inc. (2004 to 2006); Vice President and Counsel of State Street Bank and Trust Company (2002 - 2004).	—	—

Peter A. Ambrosini SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: December 17, 1943	Chief Compliance Officer Term: Indefinite Elected: 5/04	Senior Principal and Chief Compliance and Risk Management Officer, SSgA Funds Management, Inc. and State Street Global Advisors (2001- present); Managing Director, PricewaterhouseCoopers LLP (1986- 2001).	—	—

*	Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

48	STATE STREET MONEY MARKET PORTFOLIO Trustees and Executive Officers

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Money Market Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

How to Contact Us AARP FUNDS SEMI-ANNUAL REPORT	49

How to Contact Us

Telephone

Call (800) 958-6457 weekdays from 8:00 am to 6:00 pm Eastern time, to speak directly with a courteous, knowledgeable representative. The following prompt choices are available when you dial the number above:

•	Financial Center investment counselors are available to answer investment questions relating to the AARP Funds.

•	Shareholder Services representatives can handle any account-related questions or transactions.

•	Automated Response System is available 24 hours a day, seven days a week to handle a wide range of account functions (as shown below).

Financial Center investment counselors

•	Speak with specially trained representatives to help you identify your goals, determine if you’re on track financially for retirement and decide if an AARP Fund is right for you.

Shareholder Services representatives or our 24-hour Automated Response System

•	Receive general account information and service from our Shareholder Services representatives

•	Exchange shares

•	Initiate an electronic transfer to buy or sell shares

•	Order duplicate statements

•	Check your account balance or share prices

•	Change your address of record (not available via the Automated Response System)

Mail

AARP Funds

P.O. Box 8035

Boston, MA 02266-8035

Overnight delivery

AARP Funds

c/o BFDS

30 Dan Road

Canton, MA 02021

•	Request to buy, sell or exchange shares in writing

•	Change the name on your account

•	Add a seasonal mailing address

•	Add banking information to your account

•	Add or change an Automatic Investment Program

•	Add or change payroll deduction

Website

www.aarpfunds.com

•	Open an account

•	Get a prospectus or fund report

•	Buy, sell or exchange shares

•	View your account balance and share price

•	Change your mailing address

•	Order duplicate statements or copies of your tax forms

•	Get forms to accomplish a variety of tasks

Trustees

Peter C. Clapman – Chairman

Richard M. Reilly

Ellen B. Safir, CFA

Lynn E. Turner

Dawn M. Sweeney*

*	Ms. Sweeney is considered an interested trustee due to her position as director of AARP Financial and President of AARP Services, Inc., the parent of AARP Financial.

Adviser and Sub-Adviser

AARP Financial, Inc. (Adviser)

Two Highwood Drive, 2nd Floor

Tewksbury, MA 01876

SSgA Funds Management, Inc.

(Sub-Adviser)

One Lincoln Street

Boston, MA 02111-2900

Officers

Larry C. Renfro

President, AARP Funds

President, AARP Financial

Richard M. Hisey, CFA

Treasurer and

Chief Financial Officer,

AARP Funds

Chief Investment Officer,

AARP Financial

Leilani Sanders Hall, CFA

Chief Compliance Officer,

AARP Funds

Chief Compliance Officer,

AARP Financial

Nancy M. Smith

Secretary, AARP Funds

Vice President, Investment Services,

AARP Financial

Julie Tedesco

Assistant Secretary, AARP Funds

Vice President and Senior Counsel

of State Street Bank

and Trust Company

Thresa Dewar

Assistant Treasurer,

AARP Funds

Vice President – Portfolio

Administration of State Street

Bank and Trust Company

Administrator and Sub-Administrator

AARP Financial, Inc.

(Administrator)

Two Highwood Drive, 2nd Floor

Tewksbury, MA 01876

State Street Bank and Trust

Company (Sub-Administrator)

2 Avenue de Lafayette, 4th Floor

Boston, MA 02111-2900

Distributor

ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

Custodian

State Street Bank and Trust Company

John Adams Building

1776 Heritage Drive

North Quincy, MA 02171

Transfer Agent

State Street Bank

and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Independent Registered Public Accounting Firm

KPMG LLP

99 High Street

Boston, MA 02110

AARP Funds

P.O. Box 8035

Boston, MA 02266-8035

(800) 958-6457

www.aarpfunds.com

©2007 AARP Funds

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.(Ex-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP FUNDS

By:	/s/ Larry C. Renfro
Larry C. Renfro President (principal executive officer) of AARP Funds

Date: February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Larry C. Renfro
Larry C. Renfro President (principal executive officer) of AARP Funds

Date: February 26, 2007

By:	/s/ Richard M. Hisey
Richard M. Hisey Treasurer (principal financial officer) of AARP Funds

Date: February 21, 2007